GOODWILL (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GOODWILL.
Goodwill, beginning balance	€ 32,722	€ 31,921
Effect of Movement in exchange rates	(1,516)	801
Goodwill, ending balance	€ 31,206	€ 32,722